Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUMU-LATED OTHER COMPRE-HENSIVE (LOSS) INCOME	DEFICIT	TOTAL	NON-CONTROL-LING INTEREST
Beginning Balance at Dec. 31, 2016	$ 18,916	$ 4,004	$ 18,370	$ 1,160	$ 46	$ (4,978)	$ 18,602	$ 314
Net earnings	1,502					1,470	1,470	32
Other comprehensive income (loss)	(618)				(39)	(579)	(618)
Total comprehensive income	884				(39)	891	852	32
Common shares issued under employee stock option plan	88		93	(5)			88
Common shares issued under employee savings plan	5		5				5
Other share-based compensation	(27)			(10)		(17)	(27)
Common shares issued for the acquisition of subsidiary	1,594		1,594				1,594
Dividends declared on BCE common and preferred shares	(1,334)					(1,334)	(1,334)
Dividends declared by subsidiaries to non-controlling interest	(22)							(22)
Ending Balance at Jun. 30, 2017	20,104	4,004	20,062	1,145	7	(5,438)	19,780	324
Beginning Balance (2017 as previously reported) at Dec. 31, 2017	20,625	4,004	20,091	1,162	(17)	(4,938)	20,302	323
Beginning Balance at Dec. 31, 2017	20,625
Net earnings	1,464					1,436	1,436	28
Other comprehensive income (loss)	303				46	254	300	3
Total comprehensive income	1,767				46	1,690	1,736	31
Common shares issued under employee stock option plan	4		4				4
Other share-based compensation	(31)			(8)		(23)	(31)
Repurchase of common shares	(175)		(69)	(3)		(103)	(175)
Common shares issued for the acquisition of subsidiary	1		1				1
Dividends declared on BCE common and preferred shares	(1,427)					(1,427)	(1,427)
Dividends declared by subsidiaries to non-controlling interest	(3)							(3)
Settlement of cash flow hedges transferred to the cost basis of hedged items	5				5		5
Return of capital to non-controlling interest	(41)					(6)	(6)	(35)
Other	3							3
Ending Balance at Jun. 30, 2018	$ 20,724	$ 4,004	$ 20,027	$ 1,151	$ 34	$ (4,811)	$ 20,405	$ 319